Loans receivable	12 Months Ended
Dec. 31, 2025
Loans receivable.
Loans receivable

16.  Loans receivable

Loan provided to MX Capital Ltd.

As part of the share purchase agreement with MX Capital Ltd, the Company entered into a loan agreement with the associate for a total amount of up to 43,000 plus the amount of debt owed by MX Capital Group to an affiliate of a previous shareholder in the total amount of 1,888. The first tranche of the loan for an amount of 8,000 was paid on February 4, 2022 upon the consummation of the acquisition of interest in MX Capital Ltd. On the same date, an additional 1,888 was granted to MX Capital Ltd, being the total debt owed to the affiliate of the former shareholder.

The second tranche of the loan for an amount of 13,000 was paid on July 6, 2022 based on the fact that certain conditions were satisfied. Tranches of 16,000 and 6,000 which should have been available for drawing after February 1, 2023 and September 1, 2023, respectively, have not been granted as certain conditions were not met. The loan bears interest of 7% per annum and is secured by a pledge of shares in MX Capital Ltd. All amounts granted are due on April 1, 2027.

Management has evaluated the remaining undrawn commitments under the loans to MX Capital Ltd and, given that the conditions of the remaining tranches were not expected to be met by the borrower, the respective traches have not been recognized because their fair value is nil.

Loans provided to Castcrown Ltd.

As part of the share purchase agreement with Castcrown Ltd, the Company entered into a series of loan and convertible note agreements between 2022 and 2025. The convertible notes, amounted to 9,400 across multiple tranches, bearing interest at 7% p.a. The fair value of conversion feature amounted to 0 as at both December 31, 2024 and December 31, 2025. Additional amortized cost loans amounted to 6,199 were provided in 2024 at interest rates of 12–15% p.a.

The convertible loans are accounted at fair value through profit or loss as the criteria for "the contractual terms of the financial asset give rise to cash flows that are solely payments of principal, and interest on the principal amount outstanding” is not met as the interest rate on convertible bonds is lower than market rate because the holder of the bond gets the benefit of choosing to take redemption in the form of cash or shares. The contractual cash flows are therefore not solely payments of principal and interest on the principal amount outstanding.

The full amount of these loans was not expected to be settled in the foreseeable future, therefore it was treated as the investment into the equity-accounted associates in accordance with IAS 28.38.

On July 31, 2025 the parties agreed that all outstanding loans as at the date of the agreement are to be restated to a single non-convertible secured loan of 7,836 at an interest of 10%. The aggregate principal amount is to be 10,224 which consist of: (i) the Restructured Loan, and (ii) the outstanding Principal Amounts together with Restated Accrued Interest. Interest on the Aggregate Principal Amount shall accrue at the rate of ten percent (10%) per annum, effective retrospectively from the date of disbursement of each respective loan with a maturity Date of July 31, 2029. From this amount 8,027 were already impaired as at the reporting date and 309 is the loan which is being repaid and the rest is any interest accrued unrecognized.

Loans provided to LEVELAPP Ltd.

On June 20, 2023, the Company entered into a loan agreement with LEVELAPP Ltd for 260. On June 20, 2023, the Guarantor, Applife Limited, and the Lender entered into the Deed of Shares Pledge and Assignment where 40% of all registered shares of Applife Limited were pledged.

As part of the share purchase agreement with LEVELAPP Ltd, the Company entered into a secured convertible notes agreement on October 23, 2023. The first tranche of the notes amounting to 678 was acquired on October 26, 2023, while 260 of the previously granted loan was repaid by the end of 2023.

On February 16, 2024 the Group acquired additional notes of LEVELAPP Ltd amounting to 312 based on convertible loan agreement.

On June 7, 2024 the Group agreed to extend the repayment date of the convertible loan note to October 30, 2025. On September 6, 2024 the Group agreed to decrease the percentage of pledged shares number to 10% of the issued and outstanding shares of Applife Limited. On October 30, 2025 the Group agreed to postpone the maturity date to October 30, 2026.

The full amount of this tranche was not expected to be settled in the foreseeable future, therefore it was treated as the investment into the equity-accounted associates in accordance with IAS 28.38

Carrying amount of Loans receivable

	December 31, 2025	December 31, 2024
Balance at January 1	226	148
New loans granted	1,171	601
Repayments of principal	(401)	(472)
Interest charged	22	70
(Write-off)/write-back of loans receivable	415	(59)
Foreign exchange (gain) / loss	57	(62)
Expected credit losses/change in fair value	4,328	—
Conversion of loan receivable into shares	(4,328)	—
Balance at December 31	1,490	226

For the year ended December 31, 2025 and 2024, no additional expected credit losses were recognized in relation to the loan receivable from MX Capital Ltd and LEVELAPP Ltd, for the year ended December 31, 2024 and an amount of 1,404 was recognized in relation to the loan receivable from Castcrown Ltd. For the year ended December 31, 2025 the change in fair value of loan receivable related to convertible loan to Castcrown Ltd  was recognized in amount of 4,328 before conversion. The parameters used for valuation are stated in Note 4.

The change in fair value on the loan receivable to Castcrown Ltd was estimated based on provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on Monte-Carlo simulation used by management to determine fair value of relevant financial instruments.

The amount of ECL on the loan receivable to Castcrown Ltd was accrued based on the provisions of IFRS 9 on an individual basis as 100% of the total amount less part of the payments started to be repaid based on additional agreement and factual repayment schedule.

The amount of ECL on the loan receivable to MX Capital Ltd was accrued based on the provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on Monte-Carlo simulation used by management to determine fair value of relevant financial instruments. The management also considers that the fair value of the shares pledged equals to 0 in the calculation of ECL.

The amount of ECL on the loan receivable to Light Hour Ltd was accrued based on the provisions of IFRS 9 on an individual basis as 100% of the total amount less part of the payments starting to be repaid based on additional agreement and factual repayment schedule.

The amount of ECL on the loan receivable to LEVELAPP Ltd was accrued based on the provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on the performance indicators of the company. The management also considers that the fair value of the shares pledged equals to 0 in the calculation of ECL.